Document And Entity Information	Jul. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	SOUND FINANCIAL BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Jul. 14, 2023
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-35633
Entity, Tax Identification Number	45-5188530
Entity, Address, Address Line One	2400 3rd Avenue
Entity, Address, Address Line Two	Suite 150
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98121
City Area Code	206
Local Phone Number	448-0884
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001541119